STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Organizational expenses		$ (4,000)
Professional fees and other expenses	$ (2,320,234)	(33,000)	$ (4,183,777)
State franchise taxes, other than income tax	(50,000)	(2,918)	(100,000)
Gain from change in fair value of warrant liability	145,000		5,945,000
Allocated expense for warrant issuance cost	0		(918,141)
Net income/(loss) from operations	(2,225,234)		743,082
Other income—interest income	11,220		18,248
Net income/(loss) before income taxes	(2,214,014)		761,330
Provision for income tax			0
Net income/(loss) attributable to common shares	$ (2,214,014)	$ (39,918)	$ 761,330
Weighted Average Number of Shares Outstanding, Basic and Diluted		11,500,000
Net loss per ordinary share:
Common Stock - basic and diluted		$ 0.00
Class A Common Stock
Weighted Average Number of Shares Outstanding, Basic and Diluted	45,000,000		39,779,006
Net loss per ordinary share:
Common Stock - basic and diluted	$ (0.04)		$ (0.78)
Class F Common Stock
Weighted Average Number of Shares Outstanding, Basic and Diluted	11,250,000		11,339,779
Net loss per ordinary share:
Common Stock - basic and diluted	$ (0.04)		$ (0.78)